Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our long-term stock-based incentive awards are generally granted on fixed dates determined in advance. The compensation committee’s general practice is to complete its annual executive compensation review and determine target compensation for our executives, which coincides with our regularly scheduled meetings of the board of directors, then such long-term stock-based incentive awards are granted. Annual long-term stock-based incentive awards are typically granted to our executives in February of each fiscal year. On limited occasions, the compensation committee may grant long-term stock-based incentive awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. The compensation committee approves all long-term stock-based incentive award grants on or before the grant date and does not grant long-term stock-based incentive awards in anticipation of the release of material nonpublic information. Similarly, the compensation committee does not time the release of material nonpublic information based on long-term stock-based incentive award grant dates.

Award Timing Method	Our long-term stock-based incentive awards are generally granted on fixed dates determined in advance. The compensation committee’s general practice is to complete its annual executive compensation review and determine target compensation for our executives, which coincides with our regularly scheduled meetings of the board of directors, then such long-term stock-based incentive awards are granted. Annual long-term stock-based incentive awards are typically granted to our executives in February of each fiscal year. On limited occasions, the compensation committee may grant long-term stock-based incentive awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. The compensation committee approves all long-term stock-based incentive award grants on or before the grant date and does not grant long-term stock-based incentive awards in anticipation of the release of material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Similarly, the compensation committee does not time the release of material nonpublic information based on long-term stock-based incentive award grant dates.
MNPI Disclosure Timed for Compensation Value	false